Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		€ 8,433	€ 7,214
Reclassified from held for sale			372
Translation adjustment		209	149
Arising on acquisition (note 32)		370	1,562
Disposals		(519)	(783)
Amortisation charge for year (ii)	[1]	(59)	(61)
Impairment charge for year	[2]		(20)
Ending balance		8,434	8,433
Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,209	7,942
Ending balance		9,115	9,209
Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(776)	(728)
Ending balance		(681)	(776)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		8,116	6,905
Reclassified from held for sale			363
Translation adjustment		203	137
Arising on acquisition (note 32)		278	1,504
Disposals		(503)	(773)
Impairment charge for year	[2]		(20)
Ending balance		8,094	8,116
Goodwill [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		8,400	7,198
Ending balance		8,378	8,400
Goodwill [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(284)	(293)
Ending balance		(284)	(284)
Marketing related intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		76	75
Translation adjustment		1	3
Arising on acquisition (note 32)		17	6
Disposals		(1)
Amortisation charge for year (ii)	[1]	(9)	(8)
Ending balance		84	76
Marketing related intangibles [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		138	129
Ending balance		148	138
Marketing related intangibles [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(62)	(54)
Ending balance		(64)	(62)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[3]	217	204
Reclassified from held for sale	[3]		8
Translation adjustment	[3]	4	8
Reclassifications	[3]		(2)
Arising on acquisition (note 32)	[3]	75	51
Disposals	[3]	(15)	(9)
Amortisation charge for year (ii)	[1],[3]	(45)	(43)
Ending balance	[3]	236	217
Customer-related intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[3]	592	535
Ending balance	[3]	512	592
Customer-related intangible assets [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[3]	(375)	(331)
Ending balance	[3]	(276)	(375)
Contract based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		24	30
Reclassified from held for sale			1
Translation adjustment		1	1
Reclassifications			2
Arising on acquisition (note 32)			1
Disposals			(1)
Amortisation charge for year (ii)	[1]	(5)	(10)
Ending balance		20	24
Contract based intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		79	80
Ending balance		77	79
Contract based intangible assets [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(55)	(50)
Ending balance		€ (57)	€ (55)

[1]	The amortisation charge for the year includes €X million (2018: €2 million; 2017: €14 million) in respect of discontinued operations, which primarily relates to customer-related intangible assets.
[2]	In July 2018, the Group divested of its DIY business in the Netherlands and Belgium, together with certain related property assets, which formed part of the former Europe Distribution segment for total consideration of €0.5 billion. The decision to divest resulted in the recognition of an impairment charge of €20 million. The recoverable amount, at the date of impairment, was based on fair value less costs of disposal. The fair value was determined using Level 2 inputs in accordance with the fair value hierarchy, as a market price was agreed and paid.
[3]	The customer-related intangible assets relate predominantly to non-contractual customer relationships.